PGIM Active High Yield Bond ETF Investment Strategy - PGIM Active High Yield Bond ETF	Aug. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing primarily in a portfolio of high yield bonds (commonly referred to as junk bonds) of companies or governments.Under normal market conditions, the Fund invests at least 80% of its investable assets in a diversified portfolio of high yield bonds that are below investment grade and other investments (including derivatives) with similar economic characteristics. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.The term “below investment grade” refers to instruments either rated Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”), BB+ or lower by S&P Global Ratings (“S&P”) or Fitch, Inc. (“Fitch”), or comparably rated by another nationally recognized statistical rating organization (“NRSRO”), or, if unrated, considered by the subadviser to be of comparable quality. The Fund is an actively managed exchange-traded fund (“ETF”) and therefore does not seek to replicate the performance of any specific index. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy. The term “bonds” includes fixed income instruments issued by the U.S. Government, its agencies and instrumentalities, commercial paper, asset-backed securities, mortgage-backed securities, variable and floating rate instruments, bills, notes and other obligations issued by banks, corporations and other companies (including trust structures), convertible and non-convertible securities (including preferred stocks), loan participations and assignments, obligations issued by non-U.S. banks, companies or non-U.S. Governments, and municipal bonds and notes.The Fund may invest in securities which are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or interest at the time of acquisition by the Fund or are rated in the lower rating categories or, if unrated, are in the judgment of the subadviser of equivalent quality (“distressed securities”).The Fund may invest up to 20% of its investable assets in foreign currency-denominated fixed income securities issued by foreign or domestic issuers, including emerging markets. Foreign government fixed income securities include securities issued by quasi-governmental entities, governmental agencies, supranational entities and other governmental entities. The Fund intends to hedge the currency risk of its foreign currency denominated fixed income securities into U.S. dollars through the use of derivatives. In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security.